                                                               File Nos. 2-98772
                                                                        811-4347

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION


                               ON OCTOBER 1, 2004


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                         / /
                                 --                      --


     Post-Effective Amendment No. 96                     /X/
                                  --                     --


REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940



     Amendment No. 121                                   /X/
                   ---                                   --

                                   GMO TRUST

               (Exact Name of Registrant as Specified in Charter)

                  40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                  617-330-7500
              (Registrant's telephone number, including area code)

                                with a copy to:

             Scott Eston                          J.B. Kittredge, Esq.
              GMO Trust                            Ropes & Gray LLP
           40 Rowes Wharf                        One International Place
    Boston, Massachusetts 02110               Boston, Massachusetts 02110
                    (Name and address of agents for service)


It is proposed that this filing will become effective:

     / / Immediately upon filing pursuant to paragraph (b), or

     / / 60 days after filing pursuant to paragraph (a)(1), or

     /X/ On October 25, 2004  pursuant to paragraph (b), or
         ---------------

     / / 75 days after filing pursuant to paragraph (a)(2), of Rule 485.


If appropriate, check the following box:

     /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 96 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "Securities Act"), solely to designate October 25, 2004 as the new effective date for Post-Effective Amendment No. 76 filed pursuant to Rule 485(a) under the Securities Act on February 19, 2004. This Post-Effective Amendment No. 96 is intended to amend and supersede Post-Effective Amendment No. 78, Post-Effective Amendment No. 80, Post-Effective Amendment No. 81, Post-Effective Amendment No. 82, Post-Effective Amendment No. 83, Post-Effective Amendment No. 85, Post-Effective Amendment No. 88, and Post-Effective Amendment No. 91 filed pursuant to Rule 485(b) under the Securities Act on May 3, 2004, June 2, 2004, June 9, 2004, June 17, 2004, June 29, 2004, July 15, 2004, August 5, 2004, and
September 2, 2004, respectively, solely to designate June 3, 2004, June 10, 2004, June 18, 2004, June 30, 2004, July 16, 2004, August 6, 2004, September 3,
2004, and October 3, 2004, respectively, as new effective dates for Post-Effective Amendment No. 76. This Post-Effective Amendment No. 96, however, is not intended to amend or supersede any information contained in Post-Effective Amendment No. 76.

This filing relates only to the GMO Global Equity Asset Allocation Fund and GMO U.S. Sector Asset Allocation Fund, two of forty-four series of the Registrant; it is not intended to amend or supersede any prior filing relating to any other series of the Registrant.

================================================================================

                                    GMO TRUST

PART A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of GMO Trust (the "Registrant") under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the "SEC") on February 19, 2004 ("Amendment No. 76/95").

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 76/95 to the Registrant's Registration Statement on Form N-1A filed with the SEC on February 19, 2004.

PART C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 76/95 to the Registrant's Registration Statement on Form N-1A filed with the SEC on February 19, 2004.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 96 under the Securities Act and Post-Effective Amendment No. 121 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 1st day of October, 2004.


                                GMO Trust

                                By:  SCOTT E. ESTON*
                                     ---------------
                                     Scott E. Eston
                                     Title:  President; Chief Executive Officer;
                                     Principal Executive Officer


      Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 96 to the GMO Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures                      Title                             Date
----------                      -----                             ----
SCOTT E. ESTON*                 President; Chief Executive        October 1, 2004
--------------                  Officer; Principal Executive
Scott E. Eston                  Officer

SUSAN RANDALL HARBERT*          Chief Financial Officer and       October 1, 2004
----------------------          Treasurer; Principal Financial
Susan Randall Harbert           and Accounting Officer

R. JEREMY GRANTHAM*             Trustee                           October 1, 2004
-------------------
R. Jeremy Grantham

JAY O. LIGHT*                   Trustee                           October 1, 2004
-------------
Jay O. Light

DONALD W. GLAZER*               Trustee                           October 1, 2004
-----------------
Donald W. Glazer

                                * By:    /S/ ELAINE M. HARTNETT
                                         ----------------------
                                         Elaine M. Hartnett
                                         Attorney-in-Fact